Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of parent entity information [line items]
Loss after income tax	$ (20,702)	$ (26,778)	$ (20,465)
Total comprehensive income/(loss)	(20,725)	(26,786)	$ (20,355)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(18,195)	(24,008)
Total comprehensive income/(loss)	$ (18,195)	$ (24,008)